UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21927

AMM Funds

(Exact Name of Registrant as Specified in Charter)

PO Box 675203

14249 Rancho Santa Fe Farms Road

Rancho Santa Fe, CA 92067

(Address of Principal Executive Offices)  (Zip Code)

Gabriel B. Wisdom

PO Box 675203

14249 Rancho Santa Fe Farms Road

Rancho Santa Fe, CA 92067

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  858-755-0909

Date of fiscal year end: July 31

Date of reporting period: January 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

January 31, 2014

(UNAUDITED)

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

           PORTFOLIO ANALYSIS

              JANUARY 31, 2014 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Consumer Discretionary
7.95%
Consumer Staples
2.42%
Energy
8.04%
Financials
17.10%
Healthcare
9.54%
Industrials
14.58%
Information Technology
20.30%
Materials
4.68%
Cash Equivalents
15.39%

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

           PORTFOLIO ANALYSIS

              JANUARY 31, 2014 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.*

* Excludes options written.

	Fallen Angels Value Fund
	Schedule of Investments
	January 31, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 84.76%

Consumer Discretionary - 7.96%
4,700	Apollo Group, Inc. Class A *	$ 151,763
6,400	DeVry, Inc.	231,296
3,000	Time Warner, Inc.	188,490
3,000	Viacom, Inc. Class B	246,300
		817,849
Consumer Staples - 2.42%
3,100	Pepsico, Inc.	249,116

Energy - 8.05%
6,000	Alpha Natural Resources, Inc. *	34,080
2,500	Devon Energy Corp.	148,050
3,000	HollyFrontier Corp.	138,900
3,450	National Oilwell Varco, Inc.	258,784
2,820	Occidental Petroleum Corp.	246,947
		826,761
Financials - 17.13%
4	Berkshire Hathaway, Inc. Class A *	678,048
1,800	Berkshire Hathaway, Inc. Class B *	200,880
5,150	JP Morgan Chase & Co.	285,104
6,500	SLM Corp.	147,940
6,500	Wells Fargo & Co.	294,710
10,000	Western Union Co.	154,000
		1,760,682
Healthcare - 9.56%
4,150	Express Scripts Holding Co. *	309,964
7,500	Novo-Nordisk A/S ADR *	297,525
8,400	Teva Pharmaceutical Industries Ltd. ADR	374,892
		982,381
Industrials - 14.61%
11,700	Exelis, Inc.	229,203
25,000	General Electric Co.	628,250
7,000	General Motors Corp. *	252,560
3,000	Raytheon Co.	285,210
2,857	SAIC, Inc.	105,738
		1,500,961
Information Technology - 20.34%
500	Apple, Inc.	250,300
11,600	Cisco Systems, Inc.	254,156
25,000	Entropic Communications, Inc. *	104,250
330	Google, Inc. Class A *	389,720
13,700	GT Advanced Technologies, Inc. *	140,699
5,000	Hewlett-Packard Co.	145,000
5,000	Leidos Holdings, Inc.	226,700
8,000	Microsoft Corp.	302,720
7,500	Oracle Corp.	276,750
		2,090,295
Materials - 4.69%
25,000	Alcoa, Inc.	287,750
6,000	Freeport McMoran Copper & Gold, Inc.	194,460
		482,210

TOTAL FOR COMMON STOCKS (Cost $7,815,399) - 84.76%		8,710,255

SHORT TERM INVESTMENTS - 15.42%
1,584,371	First American Treasury Obligation Fund Class Z 0.00% **	1,584,371
TOTAL SHORT TERM INVESTMENTS (Cost $1,584,371) - 15.42%		1,584,371

TOTAL INVESTMENTS (Cost $9,399,770) - 100.18%		10,294,626

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.18)%		(18,068)

NET ASSETS - 100.00%		$ 10,276,558

* Non-income producing security during the period.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2014.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

	Fallen Angels Income Fund
	Schedule of Investments
	January 31, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 71.65%

Consumer Discretionary - 11.79%
3,000	McDonalds Corp.	$ 282,510
4,300	Molson Coors Brewing Co. Class B	226,352
1,475	News Corp. Class A *	23,541
5,900	Twenty-First Century Fox, Inc.	187,738
2,000	Wynn Resorts Ltd.	434,840
		1,154,981
Consumer Staples - 7.64%
4,700	Kraft Foods Group, Inc.	246,045
3,400	PepsiCo, Inc.	273,224
3,000	Procter & Gamble Co.	229,860
		749,129
Energy - 6.73%
1,960	Chevron Corp.	218,795
3,800	ConocoPhillips	246,810
2,100	Exxon Mobil Corp.	193,536
		659,141
Financials - 14.12%
9,300	Bank of New York Co., Inc.	297,228
5,300	JP Morgan Chase & Co.	293,408
4,900	Oaktree Capital Group, LLC	286,209
10,700	SLM Corp.	243,532
5,800	Wells Fargo & Co.	262,972
		1,383,349
Healthcare - 13.40%
5,300	AbbVie Inc.	260,919
3,100	Johnson & Johnson	274,257
3,200	Novartis AG ADR *	253,024
8,300	Pfizer, Inc.	252,320
6,100	Teva Pharmaceutical Industries Ltd. ADR	272,243
		1,312,763
Industrials - 6.07%
10,100	General Electric Co.	253,813
2,800	Norfolk Southern Corp.	259,252
2,200	SAIC, Inc.	81,422
		594,487
Information Technology - 11.90%
470	Apple, Inc.	235,282
3,850	Leidos Holdings, Inc.	174,559
6,700	Microsoft Corp.	253,528
6,000	Paychex, Inc.	250,920
3,400	Qualcomm, Inc.	252,348
		1,166,637
Transportation - 0.00%
45,000	Sea Containers Ltd. Class A (Bermuda) †	-

TOTAL FOR COMMON STOCKS (Cost $5,828,952) - 71.65%		7,020,487

CALL OPTIONS - 0.09*

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Call
	Sears Holdings Corp.
4,000	January 2015 Call @ $60.00	9,400
	Total (Premiums Paid $39,665) - 0.09%	9,400

CORPORATE BONDS - 11.29%
150,000	Advanced Micro Devices, Inc. 7.75%, 08/01/20	149,250
100,000	Amerenenergy Generating Co. 7.00%, 04/15/18	84,000
54,000	Apria Healthcare Group, Inc. 12.375%, 11/01/14	54,135
236,000	Arch Coal, Inc. 7.25%, 10/01/20	181,130
110,000	Gymboree Corp. 9.125%, 12/01/18	97,900
100,000	Exco Resources, Inc. 7.5%, 09/15/18	98,750
205,000	NRG Energy, Inc. 7.625%, 05/15/19	215,763
250,000	Sears Holdings Corp. 6.625%, 10/5/18	225,312
TOTAL FOR CORPORATE BONDS (Cost $1,132,186) - 11.29%		1,106,240

EXCHANGE TRADED FUND-FIXED INCOME - 1.95%
6,200	ProShares Short 20+ Year Treasury *	191,642
TOTAL FOR EXCHANGE TRADED FUND-FIXED INCOME (Cost $194,412) - 1.95%		191,642

MORTGAGE BACKED SECURITIES - 0.08%
7,784	GMAC Commercial Mortgage Securities, Inc. 2004-C3 Class A4 4.55% 12/10/41	7,804
TOTAL FOR MORTGAGE BACKED SECURITIES (Cost $7,750) - 0.08%		7,804

PREFERRED SECURITIES - 5.40%
7,800	American Homes 4 Rent 5.00%, 12/31/49	191,489
9,200	Charles Schwab Corp. 6.00%, 12/31/49	217,856
5,000	Discover Financial Services 6.5%, 12/31/49	119,400
TOTAL FOR PREFERRED SECURITIES (Cost $528,811) - 5.40%		528,745

SHORT TERM INVESTMENTS - 9.42%
922,790	First American Treasury Obligation Fund Class Z 0.00% **	922,790
TOTAL SHORT TERM INVESTMENTS (Cost $922,790) - 9.42%		922,790

TOTAL INVESTMENTS (Cost $8,654,566) - 99.88%		9,787,108

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.12%		11,792

NET ASSETS - 100.00%		$ 9,798,900

ADR - American Depository Receipt.
† This security has been valued according to the fair value pricing policies of the Fund.
* Non-income producing security during the period.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2014.
The accompanying notes are an integral part of these financial statements.

Fallen Angels Income Fund
Schedule of Call Options Written
January 31, 2014 (Unaudited)

CALL OPTIONS WRITTEN *

Underlying Security	Shares Subject
Expiration Date/Exercise Price	to Call	Value

Leidos Holdings, Inc.
February 2014 Call@ $50.00	3,800	$ 1,710

Molson Coors Brewing Co
February 2014 Call@ $57.50	4,300	1,290

Twenty-First Century Fox, Inc.
February 2014 Call@ $33.00	5,900	2,773

Total (Premiums Received $7,695)		$ 5,773

* Non-income producing securities during the period.
The accompanying notes are an integral part of these financial statements.

AMM Funds
Statements of Assets and Liabilities
January 31, 2014 (Unaudited)

	Value Fund	Income Fund
Assets:
Investments in Securities, at Value (Cost $9,399,770 and $8,654,566)	$ 10,294,626	$ 9,787,108
Receivables:
Dividends and Interest	3,525	32,506
Prepaid Expenses	8,856	8,857
Total Assets	10,307,007	9,828,471
Liabilities:
Call Options Written (premiums received $7,695)	-	5,773
Payables:
Management Fees	8,898	8,490
Administrative Fees	2,224	2,123
Distribution Fees	2,322	2,025
Trustee Fees	571	671
Shareholder Redemptions	6,423	500
Other Expenses	10,011	9,989
Total Liabilities	30,449	29,571
Net Assets	$ 10,276,558	$ 9,798,900

Net Assets Consist of:
Paid In Capital	$ 11,822,112	$ 12,756,009
Accumulated Undistributed Net Investment Income (Loss)	(40,772)	210,039
Accumulated Realized Loss on Investments	(2,399,638)	(4,301,612)
Unrealized Appreciation in Value of Investments	894,856	1,134,464
Net Assets, for 995,415 and 1,030,390 Shares Outstanding	$ 10,276,558	$ 9,798,900

Net Asset Value Per Share	$ 10.32	$ 9.51

The accompanying notes are an integral part of these financial statements.

AMM Funds
Statements of Operations
For the six months ended January 31, 2014 (Unaudited)

	Value Fund	Income Fund
Investment Income:
Dividends (net of foreign withholding of $817 and $516, respectively)	$ 78,841	$ 116,756
Interest	-	61,093
Total Investment Income	78,841	177,849

Expenses:
Advisory	51,412	49,242
Administrative	12,853	12,311
Distribution (12b-1)	12,853	12,311
Transfer Agent	15,276	15,276
Registration	9,563	9,561
Custodian	3,993	4,593
Audit	4,234	4,239
Legal	5,337	4,638
Trustee	1,317	1,416
Printing and Mailing	1,008	508
Miscellaneous	1,326	2,584
Insurance	441	440
Total Expenses	119,613	117,119

Net Investment Income (Loss)	(40,772)	60,730

Realized and Unrealized Gain on:
Realized Gain on Investments	220,283	534,753
Realized Loss on Options	-	(33,395)
Capital Gain Distributions from Portfolio Company	-	-
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	548,198	(181,984)
Options	-	7,181
Net Realized and Unrealized Gain on Investments	768,481	326,555

Net Increase in Net Assets Resulting from Operations	$ 727,709	$ 387,285

The accompanying notes are an integral part of these financial statements.

Fallen Angels Value Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	1/31/2014	7/31/2013
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (40,772)	$ (24,105)
Net Realized Gain on Investments	220,283	153,760
Unrealized Appreciation on Investments	548,198	1,864,841
Net Increase in Net Assets Resulting from Operations	727,709	1,994,496

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	-	-
Total Distributions Paid to Shareholders	-	-

Capital Share Transactions	(421,625)	(2,124,187)

Total Increase (Decrease) in Net Assets	306,084	(129,691)

Net Assets:
Beginning of Period	9,970,474	10,100,165

End of Period (Including Undistributed Net Investment Income of $0 and $0, respectively)
	$ 10,276,558	$ 9,970,474

The accompanying notes are an integral part of these financial statements.

Fallen Angels Income Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	1/31/2014	7/31/2013
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 60,730	$ 195,811
Net Realized Gain on Investments & Options	501,358	516,162
Capital Gain Distributions from Portfolio Companies	-	7,254
Unrealized Appreciation (Depreciation) on Investments & Options	(174,803)	768,496
Net Increase in Net Assets Resulting from Operations	387,285	1,487,723

Distributions to Shareholders:
Net Investment Income	(54,781)	(150,190)
Realized Gain	-	-
Total Distributions Paid to Shareholders	(54,781)	(150,190)

Capital Share Transactions	(93,055)	(1,102,204)

Total Increase in Net Assets	239,449	235,329

Net Assets:
Beginning of Period	9,559,451	9,324,122

End of Period (Including Undistributed Net Investment Income of $210,039 and $204,090, respectively)
	$ 9,798,900	$ 9,559,451

The accompanying notes are an integral part of these financial statements.

Fallen Angels Value Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	1/31/2014		7/31/2013	7/31/2012	7/31/2011	7/31/2010	7/31/2009

Net Asset Value, at Beginning of Period	$ 9.61		$ 7.82	$ 8.35	$ 7.77	$ 7.59	$ 9.14

Income From Investment Operations:
Net Investment Loss *	(0.04)		(0.02)	(0.02)	(0.06)	(0.08)	(0.04)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.75		1.81	(0.51)	0.64	0.27	(1.51)
Total from Investment Operations	0.71		1.79	(0.53)	0.58	0.19	(1.55)

Distributions:
Net Investment Income	-		-	-	-	(0.01)	-
Realized Gains	-		-	-	-	-	-
Total from Distributions	-		-	-	-	(0.01)	-

Net Asset Value, at End of Period	$ 10.32		$ 9.61	$ 7.82	$ 8.35	$ 7.77	$ 7.59

Total Return **	7.39%		22.89%	(6.35)%	7.46%	2.45%	(16.96)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 10,277		$ 9,970	$ 10,100	$ 12,830	$ 13,077	$ 14,087
Ratio of Expenses to Average Net Assets	2.33%	†	2.43%	2.25%	2.17%	2.19%	2.18%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.79)%	†	(0.25)%	(0.26)%	(0.68)%	(0.96)%	(0.57)%
Portfolio Turnover	12.31%		13.80%	49.23%	118.43%	286.18%	215.67%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
† Annualized
The accompanying notes are an integral part of these financial statements.

Fallen Angels Income Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	1/31/2014		7/31/2013	7/31/2012	7/31/2011	7/31/2010	7/31/2009

Net Asset Value, at Beginning of Period	$ 9.19		$ 7.96	$ 7.74	$ 7.36	$ 6.64	$ 7.81

Income From Investment Operations:
Net Investment Income *	0.06		0.18	0.24	0.23	0.24	0.30
Net Gain (Loss) on Securities (Realized and Unrealized)	0.31		1.19	0.20	0.40	0.72	(1.26)
Total from Investment Operations	0.37		1.37	0.44	0.63	0.96	(0.96)

Distributions:
Net Investment Income	(0.05)		(0.14)	(0.22)	(0.25)	(0.24)	(0.21)
Realized Gains	-		-	-	-	-	-
Total from Distributions	(0.05)		(0.14)	(0.22)	(0.25)	(0.24)	(0.21)

Net Asset Value, at End of Period	$ 9.51		$ 9.19	$ 7.96	$ 7.74	$ 7.36	$ 6.64

Total Return **	4.07%		17.35%	5.93%	8.63%	14.62%	(12.10)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 9,799		$ 9,559	$ 9,324	$ 11,067	$ 12,325	$ 11,925
Ratio of Expenses to Average Net Assets	2.38%	†	2.49%	2.33%	2.27%	2.20%	2.37%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.23%	†	2.10%	3.19%	3.01%	3.29%	4.87%
Portfolio Turnover	34.24%		43.58%	69.06%	19.62%	37.83%	99.76%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
† Annualized
The accompanying notes are an integral part of these financial statements.

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2014 (UNAUDITED)

Note 1. Organization

The Fallen Angels Value Fund (“Value Fund”) and the Fallen Angels Income Fund (“Income Fund”) (each a “Fund” and collectively, the “Funds”) are diversified series of AMM Funds (the “Trust”), an open-end investment company, organized as an Ohio business trust on June 20, 2006.  The Funds commenced operations on November 10, 2006. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The Funds are the only series currently authorized by the Board of Trustees (“the Board”).  The investment adviser to the Funds is American Money Management, LLC (the “Advisor”).

The Value Fund’s investment objective is to seek long-term capital appreciation. The Income Fund’s investment objective is to seek high current income with the potential for capital appreciation.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Fair Valuation- The investment in 45,000 shares of Sea Containers Ltd., in the Income Fund, has been valued at $.00 per share.  This security has been valued according to the fair value pricing policies of the Funds.

Option Writing- When either Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Repurchase Agreements- In connection with transactions in repurchase agreements, it is the Funds’ policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by a Fund may be delayed or limited.

Financial Futures Contracts- The Funds may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. A Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, A Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Short Sales- The Funds may sell a security that they do not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Income Taxes - The Funds intend to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their net investment income and any realized capital gains. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

In addition, GAAP requires management of the Funds to analyze all open tax years, fiscal years 2011-2013, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the period ended January 31, 2014, the Funds did not have a liability for any unrecognized tax benefits.  The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Share Valuation – The price (net asset value) of the shares of each Fund is normally determined as of 4:00 p.m. Eastern time on each day the Funds are open for business and on any other day on which there is sufficient trading in the Funds’ securities to materially affect the net asset value. Each Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Security Transaction Timing – Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  Each Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders- Each Fund typically will distribute substantially all of its net investment income in the form of dividends and capital gains to its shareholders. The Value Fund will distribute dividends and capital gains annually, and expects that distributions will consist primarily of capital gains. The Income Fund will distribute dividends monthly and capital gains annually, and expects that distributions will consist primarily of ordinary income. Distributions will be recorded on ex-dividend date.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Subsequent Events - Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

Note 3.  Security Valuations

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common and preferred stock). Each Fund’s assets are generally valued at their market value using market quotations. If market prices are not available or, in the Advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor will value the Funds’ assets at their fair value in accordance with policies approved by the Funds’ Board of Trustees (the “Board”). For example, fair value pricing may be used if an event occurs after the close of the foreign market that could have an impact on the foreign securities value. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

The following table summarizes the inputs used to value each Fund’s assets and liabilities measured at fair value as of January 31, 2014:

Value Fund	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$ 8,710,255	-	-	$ 8,710,255
Short-Term Investments:
First American Treasury Obligation Fund Class Z	1,584,371	-	-	1,584,371
	$ 10,294,626	-	-	$ 10,294,626

The Value Fund did not hold any Level 2 or Level 3 assets during the six months ended January 31, 2014. There were no significant transfers into or out of Level 1, Level 2, or Level 3 during the period. It is the Value Fund’s policy to recognize transfers into and out of Level 1, Level 2, and Level 3 at the end of the reporting period. The Value Fund did not hold any derivative instruments at any time during the period ended January 31, 2014.

The following table summarizes the inputs used to value each Fund’s assets and liabilities measured at fair value as of January 31, 2014:

Income Fund	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$ 7,020,487	-	-	$ 7,020,487
Call Options	9,400			9,400
Corporate Bonds	1,106,240	-	-	1,106,240
Exchange Traded Fund	191,642	-	-	191,642
Mortgage Backed Securities	7,804	-	-	7,804
Preferred Securities	528,745			528,745
Short-Term Investments:
First American Treasury Obligation Fund Class Z	922,790	-	-	922,790
Total	$ 9,787,108	-	-	$ 9,787,108

	Financial Instruments—Liabilities

Categories	Level 1	Level 2	Level 3	Fair Value

Call Options	$ 5,773	-	-	$ 5,773
Total	$ 5,773	-	-	$ 5,773

The Income Fund did not hold any Level 2 or Level 3 assets during the six months ended January 31, 2014. There were no significant transfers into or out of Level 1, Level 2, or Level 3 during the period. It is the Income Fund’s policy to recognize transfers into and out of Level 1, Level 2, and Level 3 at the end of the reporting period.

Note 4.  Investment Management and Service Agreements

The Trust has entered into a management agreement (the “Management Agreement”) with the Advisor pursuant to which the Advisor, subject to the supervision of the Board, provides, or arranges to be provided, to the Funds such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investments program for the Funds consistent with each Funds investment objective and policies.  Under the Management Agreement, each Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.00% per Fund. For the six months ended January 31, 2014, the Advisor earned a fee of $51,412 and $49,242 for the Value Fund and Income Fund, respectively. The Funds owed the Advisor management fees of $8,898 and $8,490 for the Value Fund and Income Fund, respectively, as of January 31, 2014.

The Trust also has an administration agreement with the Advisor to furnish sponsorship, administrative and supervisory services as may from time to time be reasonably requested by the Trust and in general to provide supervision of the overall operations of the Trust. Under this agreement, each Fund pays the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.25%. For the six months ended January 31, 2014, the Advisor earned a fee of $12,853 and $12,311 from the Value Fund and Income Fund, respectively.  The Funds owed the Advisor administrative fees of $2,224 and $2,123 for the Value Fund and Income Fund, respectively, as of January 31, 2014.

The Funds have adopted a Plan pursuant to Rule 12b-1 under the 1940 Act whereby the Funds pay the Advisor for certain distribution and promotion expenses activities which are primarily intended to result in the sale of the Funds’ shares, including, but not limited to: advertising, printing of prospectuses and reports for prospective shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Funds. The Funds’ incur such distribution expenses at the rate of 0.25% per annum of the Funds average net assets. For the six months ended January 31, 2014, distribution (12b-1) fees of the Plan accrued fees of $12,853 and $12,311 under the plan from the Value Fund and Income Fund, respectively. The Funds owed the Advisor $2,322 and $2,025 for the Value Fund and Income Fund, respectively as of January 31, 2014.

Note 5.  Related Party Transactions

Gabriel B. Wisdom is the control person of the Advisor and also serves as a trustee and officer of the Trust.  Mr. Wisdom receives benefits from the Advisor resulting from management, administration and distribution (12b-1) fees paid to the Advisor by the Funds.

For the six months ended January 31, 2014, each Independent Trustee received $500 for his or her attendance at the regularly scheduled meetings of the Board of Trustees.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Note 6.  Options

Transactions in purchased options for the Income Fund during the six months ended January 31, 2014 were as follows:

	Number of	Premiums Paid
	Contracts
Options outstanding at July 31, 2013	-	$ -
Options written	151	125,391
Options exercised	-	-
Options expired	-	-
Options terminated in closing purchase transaction	(111)	(85,726)
Options outstanding at January 31, 2014	40	$ 39,665

Transactions in written call options for the Income Fund during the six months ended January 31, 2014 were as follows:

	Number of	Premiums Received
	Contracts
Options outstanding at July 31, 2013	175	$ 12,308
Options written	313	18,682
Options exercised	(102)	(10,012)
Options expired	(196)	(10,823)
Options terminated in closing purchase transaction	(50)	(2,460)
Options outstanding at January 31, 2014	140	$ 7,695

Realized and unrealized gains and losses on derivatives contracts entered into during the six months ended January 31, 2014, by the Income Fund, are recorded in the following locations in the Statement of Operations:

	Location	Realized Gain/(Loss)	Location	Unrealized Gain/(Loss)
Options Written & Purchased	Realized Loss on Options	$(33,395)	Change in Unrealized Appreciation on Options	$7,181

The selling of written call options may tend to reduce the volatility of the Income Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Income Fund’s gain on the underlying securities. Written call options expose the Income Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

Note 7.  Capital Share Transactions

The Funds are authorized to issue an unlimited number of shares with no par value of separate series.  Paid in capital at January 31, 2014 was $11,822,112 and $12,756,009 representing 995,415 and 1,030,390 shares outstanding for the Value Fund and Income Fund, respectively.

Transactions in capital stock for the six months ended January 31, 2014 were as follows:

	Value Fund		Income Fund
	Shares	Amount	Shares	Amount
Shares Sold	15,330	$ 156,459	26,434	$ 250,147
Shares issued in reinvestment of distributions	-	-	5,813	54,729
Shares redeemed	(57,641)	(578,084)	(42,383)	(397,931)
Net Increase (decrease)	(42,311)	$ (421,625)	(10,136)	$ (93,055)

Transactions in capital stock for the fiscal year ended July 31, 2013 were as follows:

	Value Fund		Income Fund
	Shares	Amount	Shares	Amount
Shares Sold	47,531	$ 400,485	106,520	$ 895,130
Shares issued in reinvestment of distributions	-	-	17,735	149,312
Shares redeemed	(300,719)	(2,524,672)	(254,722)	(2,146,646)
Net Increase (decrease)	(253,188)	$ (2,124,187)	(130,467)	$ (1,102,204)

Note 8.  Investment Transactions

For the six months ended January 31, 2014, purchases and sales of investment securities other than U.S. Government obligations aggregated $1,058,707 and $1,523,851 for the Value Fund and $3,132,491 and $3,089,240 for the Income Fund, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0 for the Value Fund and $0 and $0 for the Income Fund.

Note 9.  Tax Matters

The Funds tax basis capital gains and losses are determined only at the end of each fiscal year.  For tax purposes, at July 31, 2013, the following represents the tax basis capital gains and losses:

	Value Fund	Income Fund

Undistributed ordinary income	$-	$9,233

Capital loss carryforward expiring 7/31/2017+	$874,559	$2,253,299
Capital loss carryforward expiring 7/31/2018+	1,647,626	2,126,805
Capital loss carryforward expiring 7/31/2019+	-0-	329,037
	$2,522,185	$4,709,141

Post-October capital loss deferrals
realized between 11/1/12 and 7/31/13*	$97,738	$-

As of January 31, 2014, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each of the Funds were as follows:

Gross unrealized appreciation on investment securities	$1,805,402	$1,300,585
Gross unrealized depreciation on investment securities	(910,546)	(166,121)
Net unrealized appreciation on investment securities	$894,856	$1,134,464

Cost of investment securities, including short-term investments**	$9,399,770	$8,654,566

*These deferrals are considered incurred in the subsequent year.

** The difference between book and tax cost represents disallowed wash sales for tax purposes.

+ The capital loss carryforward will be used to offset any capital gains realized by the Funds in future years through the expiration date. The Funds will not make distributions from capital gains while a capital loss carryforward remains.

The Income Fund paid distributions in the amount of $54,781, from ordinary income, for the six months ended January 31, 2014.

The Income Fund paid distributions in the amount of $150,190, from ordinary income, for the year ended July 31, 2013.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, some provisions of the Act, not including the changes to capital loss carryforwards, are effective for the Funds’ fiscal year ending July 31, 2013. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

Note 10.  Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of January 31, 2014, Charles Schwab for the benefit of its customers owned, in aggregate, approximately 90.13% and 87.96% of the Value Fund and Income Fund, respectively, and may be deemed to control the Funds.

Note 11.  Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

AMM Funds
Expense Illustration
January 31, 2014 (Unaudited)

Expense Example

As a shareholder of the Funds, you incur ongoing costs which typically consist of management fees, 12b-1 distribution and/or service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, August 1, 2013 through January 31, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Value Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	August 1, 2013	January 31, 2014	August 1, 2013 to January 31, 2014

Actual	$1,000.00	$1,073.88	$12.18
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,013.46	$11.82

* Expenses are equal to the Fund's annualized expense ratio of 2.33%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Income Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	August 1, 2013	January 31, 2014	August 1, 2013 to January 31, 2014

Actual	$1,000.00	$1,040.65	$12.24
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,013.21	$12.08

* Expenses are equal to the Fund's annualized expense ratio of 2.38%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

ADDITIONAL INFORMATION

JANUARY 31, 2014 (UNAUDITED)

Additional Information

The Funds’ Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (866) 663-8023 to request a copy of the SAI or to make shareholder inquiries.

Proxy Voting

The Funds’ Advisor is responsible for exercising the voting rights associated with the securities held by the Funds.  A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge by calling (866) 663-8023.  It is also included in the Funds’ SAI, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended July 31, are available without charge upon request by (1) calling the Funds at (800) 595-4866 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on April 30 and October 31. The Funds’ Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at (866) 663-8023.

Management Agreement Renewal

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the AMM Funds (the “Trust”), held on September 13, 2013, the Board considered the renewal of an investment advisory agreement between the Trust and American Money Management, LLC (the “Advisor”), with respect to the Fallen Angels Income Fund (the “Income Fund”) and the Fallen Angels Value Fund (the “Value Fund,” and each a “Fund” and collectively the “Funds”) (the “Management Agreement”).

The Trustees' review was informed by a memorandum provided by the Advisor as well as by supplemental information provided by the Advisor.  As part of its deliberations, the Board also considered and relied upon the information about the Funds and the Advisor that the Trustees had received throughout the year as part of their ongoing oversight of the Funds and their operations.

Performance

As to each Fund's performance, the Trustees reviewed performance information relative-to-index and peer group for each Fund over varying time periods, including 3 month, 1-year, 3-year, 5-year and since-inception periods provided by the Advisor, which was derived, in part, from a Morningstar mutual fund database.  The Trustees noted the total return of the Value Fund for the 3-month period was higher than the S&P 500 Index, but lower for the 1-year, 3-year, 5-year and since-inception periods.  The Income Fund's total return was higher than the peer group average of Morningstar Moderate Allocation similar-sized funds employing a similar investment strategy for 1-year and 3-year periods and the 5-year period.  Performance of the peer group for the since-inception period was not available.  Additionally, the Trustees noted that the total return of the Value Fund for the 1-year period ended July 31, 2013 of 22.89% was 2.11% below and 3.18% higher than the S&P 500 and peer group, respectively.  They further noted this performance was significantly better than prior periods.  The Trustees stated that the Advisor's re-focused investment strategy was promising.  Specifically, they explained that the Advisor had shifted from restructuring the Fund and is now focused on reducing turnover and taking a more patient approach.  The Trustees noted that this has resulted in improved performance for the Fund, as it has beaten the S&P 500 Index the previous two quarters.  Overall, the Trustees concluded that they were pleased with the steps the Advisor had taken in regards to the Value Fund.

The Trustees noted the total return of the Income Fund for the 1-year period ended July 31, 2013, of 17.35% was 4.17% above the Dow Jones US Moderate Portfolio index and 8.10% above the peer group of Morningstar Moderate Allocation similar-sized funds employing a similar investment strategy.  Furthermore, the Trustees noted that the Fund outperformed the index over the 3-year period, but lagged in the 5-year and since-inception periods.  They also noted that the Fund outperformed in the peer group over the 3-year and 5-year periods.  Performance of the peer group for the since-inception was not available.  The Trustees noted that they concurred with the Advisor’s strategy and were very pleased with the changes to the Fund’s portfolio. Overall, the Trustees concluded that they were pleased with the performance and steps the Advisor had taken in regards to the Income Fund.

After further discussion, it was the consensus of the Trustees that the Advisor was following the mandate of each Fund and the Funds’ performance was satisfactory.

Nature, Extent and Quality of Services

As to the nature, extent, and quality of the services provided by the Advisor, the Board considered the Advisor's investment philosophy and strategy.  The Trustees also reviewed a description of the organizational structure of the Advisor, including a description of each employee's title, responsibilities and position within the reporting hierarchy of the Advisor.  The Trustees noted that the Advisor is adequately staffed relative to its responsibilities and obligations to the Funds.  They also observed that the Advisor's operational and compliance processes are well-designed and give the Trustees confidence that the Funds will be managed in conformity with their respective investment objectives and restrictions.

Additionally, the Trustees noted some of the prominent features of the Advisor's investment process, including a weekly meeting of its investment committee, which reviews financial market developments and the Advisor's approved investments.  The Trustees also noted that the Advisor expends significant resources and personnel time promoting the Funds via radio and web related marketing.  In particular, the Trustees noted total compensation paid to financial intermediaries and other distribution-related expenses such as advertising, exceeded 12b-1 fees collected from the Funds, and the Advisor bears those excess expenses.  They also noted the Advisor certified that it had complied with the Trust's Code of Ethics.  The Board also reviewed the Advisor's unaudited financial statements.  A representative of the Advisor discussed the Advisor's personnel and their Fund-related responsibilities.  The Board discussed the compliance activities of Mr. Moore who serves as Chief Compliance Officer of the Fund and Advisor.  Based on the information in the report and their discussions with representatives of the Advisor, the Trustees concluded that the Advisor has generally provided high quality advisory services to the Funds.  The Trustees agreed that the portfolio managers are very engaged and are dedicated to the success of the Funds.  They concluded that the nature and extent of services provided by the Advisor were consistent with the Board's expectations.

Costs of Services and Profits

The Trustees noted the Funds’ advisory fees compared favorably to the high low range of fees (0.30% to 1.40% for the Value Fund and 0.00% to 1.60% for the Income Fund) charged by peer group funds and considered the wide range of fees may be attributed to myriad circumstances including assets under management and other potential economies realized by certain funds.  They also discussed the 0.25% administration fee paid by each Fund to the Advisor and the indirect benefits to the Advisor from the Rule 12b-1 fees.  The Trustees noted that while each Fund's expenses, including management fees, were above those of their Morningstar peer group, they were in a range of reasonable expectations when compared to the peer group of funds with similar investment objectives and similar asset sizes.  Additionally, the Trustees noted that while the Income Fund and the Value Fund's management fee were above those of the respective Morningstar peer group average, 0.75% and 0.83% respectively, they were within the range of management fees paid by the peer group funds.  The Trustees concluded the each Fund's management fee was fair and reasonable particularly considering the small size of each Fund.

As to costs incurred by and profits realized by the Advisor, the Board reviewed information regarding the Advisor's per-Fund income from management, 12b-1 and administrative fees and related per-Fund expenses. The Trustees observed that the Advisor generates modest profits from management and administrative services and no profits from 12b-1 fees.  The Trustees discussed the reasonableness of the Advisor's expense allocation method across the three sources of revenue and determined the Advisor does not appear to have an excessively high profit margin.  After discussion regarding the Advisor's financial position, the Board concluded that the Advisor has adequate resources to fulfill its responsibilities to the Funds.  The Trustees determined that the Advisor was not excessively profitable from its relationship with the Funds.

Economies of Scale

The Trustees discussed economies of scale for each Fund and mechanisms by which these economies might be shared with the Funds.  The Trustees concluded that means of sharing these economies was not yet relevant at this time due to the relatively small size of the Funds, but that the issue would be considered again on a Fund specific basis as each Fund grows, and annually at each contract renewal period.

Conclusion

The Trustees determined that the overall arrangement for each Fund provided under the terms of the Management Agreement was a reasonable business arrangement and that renewal of the Management Agreement was in the best interests of the Trust and each Fund's shareholders.

Board of Trustees

Ingram S. Chodorow

Miro Copic

Kelly C. Huang

Linda J. Rock

Gabriel B. Wisdom

Investment Advisor

American Money Management, LLC

P.O. Box 675203

Rancho Santa Fe, CA 92067

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the AMM Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMM Funds

By /s/Gabriel B. Wisdom, President

     Gabriel B. Wisdom

     President

Date: April 2, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gabriel B. Wisdom, President

      Gabriel B. Wisdom

      President

Date April 2, 2014

By /s/Michael Moore

      Michael Moore

      Secretary

Date April 2, 2014